Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

7. Commitments and Contingencies

Lease Agreements

The Company leases office space in New York City and Buenos Aires, Argentina on a month-to-month basis, with a condition of a 60-day notice to terminate. For the years ended December 31, 2019 and 2018, rent expense for the Company’s New York City and Buenos Aires offices was approximately $58,000 and $158,000, respectively, and included in loss from discontinued operations.

Litigation

The Company is subject to various legal proceedings and claims, either asserted or unasserted, which arise in the ordinary course of business that it believes are incidental to the operation of its business. While the outcome of these claims cannot be predicted with certainty, management does not believe that the outcome of any of these legal matters will have a material adverse effect on its results of operations, financial positions or cash flows.

In February 2018, the Company was served an Amended Summons and Complaint in the Supreme Court of the City of New York, Bronx county originally served solely on an individual, the Company’s former customer, for injuries sustained by plaintiffs alleging such injuries were caused by either the customer, the Company’s valet operating the customer’s vehicle or an unknown driver operating customer’s vehicle. The Company to date has cooperated with the NYC Police Department and no charges have been brought against any of its employees. The Company has referred the matter to its insurance carrier. As of June 12, 2019, this case was settled by the insurance carrier.

As of January 1, 2018, the Company had accrued approximately $96,000 for the settlement of multiple employment disputes. During the year ended December 31, 2018, approximately $70,000 of this amount was settled upon payment. An additional $207,000 was expensed as loss from operations of discontinued components and accrued as accounts payable and accrued expenses for settlements during the year ended December 31, 2018. As of December 31, 2018, approximately $232,000 remained accrued as accounts payable and accrued expenses for the settlement of employment disputes. During the year ended December 31, 2019, approximately $186,000 of this amount was settled upon payment. For the year ended December 31, 2019 $108,000 was expensed as loss from operations of discontinued components and accrued as accounts payable and accrued expenses for settlements and $20,000 was recorded as a reduction in loss from operations of discontinued components for the reversal of previously accrued settlements. As of December 31, 2019, approximately $134,000 remains accrued as accounts payable and accrued expenses for the settlement of employment disputes. As of December 31, 2019 and 2018, the Company has entered into multiple settlement agreements with former employees for which it has agreed to make monthly settlement payments which were paid during the year ended December 31, 2019.

On March 23, 2018, DropCar was made aware of an audit being conducted by the New York State Department of Labor (“DOL”) regarding a claim filed by an employee. The DOL is investigating whether DropCar properly paid overtime for which DropCar has raised several defenses. In addition, the DOL is conducting its audit to determine whether the Company owes spread of hours pay (an hour’s pay for each day an employee worked or was scheduled for a period over ten hours in a day). If the DOL determines that monies are owed, the DOL will seek a backpay order, which management believes will not, either individually or in the aggregate, have a material adverse effect on DropCar’s business, consolidated financial position, results of operations or cash flows. During the years ended December 31, 2019 and 2018, the Company expensed as loss from operations of discontinued components approximately $273,000 and $60,000, respectively, in relation to these matters. As of December 31, 2019 and 2018, the Company has accrued as accounts payable and accrued expenses approximately $333,000 and $60,000, respectively, in relation to these matters.

The Company was a defendant in a class action lawsuit which resulted in a judgement entered into whereby the Company is required to pay legal fees in the amount of $45,000 to the plaintiff’s counsel. As of and for the year ended December 31, 2019, the Company recorded $45,000 as current liabilities held for sale and loss from operations of discontinued components.